ANNUAL
REPORT

DECEMBER 31, 1999

MUTUAL DISCOVERY FUND

[Franklin Templeton LOGO]

Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective and remember that all securities markets move both up and down, as do mutual fund share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.

[PHOTO]

PETER A. LANGERMAN
Chief Executive Officer
Franklin Mutual Advisers, LLC

[PHOTO]

ROBERT L. FRIEDMAN
Chief Investment Officer
Franklin Mutual Advisers, LLC

SHAREHOLDER LETTER

Your Fund's Goal: Mutual Discovery Fund seeks long-term capital appreciation by investing primarily in common and preferred stocks, bonds, and securities of companies with market capitalization values of more than $1.5 billion. The fund may also invest 50% or more of its assets in foreign securities.


Dear Shareholder:

We are pleased to bring you this annual report of the Mutual Discovery Fund for the year ended December 31, 1999, a period in which the fund's Class Z shares delivered a 26.8% one-year cumulative total return as shown in the Performance Summary on page 6. The Standard & Poor's(R) 500 Composite Index (S&P 500(R)) and the Russell 2000(R) Index - the fund's benchmarks - returned 20.04% (S&P) and 21.26% (Russell), respectively, over the same period.(1)


(1.) Source: Standard & Poor's Micropal.

The S&P 500 Composite Index consists of 500 domestic stocks, consisting of four broad sectors: industrials, utilities, financials and transportation.
The S&P 500 serves as a standard for measuring large-cap U.S. stock market performance. Since some industries are characterized by companies of relatively small stock capitalization, the Index is not composed of the 500 largest companies on the New York Stock Exchange.

The Russell 2000 Index measures the performance of the 2000 smallest companies in the Russell 3000 Index, which contains the 3000 largest companies incorporated in the U.S. and its territories.


You will find a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 14 of this report.




CONTENTS



Shareholder Letter                    1

Performance Summary                   6

Financial Highlights &
Statement of Investments             10

Financial Statements                 23

Notes to Financial Statements        27

Independent Auditors'
Report                               36

Tax Designation                      37




                                 Fund Category
                               [PYRAMID GRAPHIC]

  TOP 10 HOLDINGS
  12/31/99

  COMPANY,                                         % OF TOTAL
  INDUSTRY, COUNTRY                                NET ASSETS
  Lagardere SCA,                                         4.1%
  Multi-Industry, France

  Investor AB, A & B,                                    3.7%
  Multi-Industry, Sweden

  Aventis SA,                                            3.2%
  Health & Personal Care,
  France

  Modern Times Group AB,                                 2.6%
  Broadcasting & Publishing,
  Sweden

  Compagnie Generale                                     2.5%
  D'Industrie et de Participation,
  Multi-Industry, France

  Corporacion Financiera
  Alba SA,                                               2.4%
  Multi-Industry, Spain

  Suez Lyonnaise des Eaux SA,                            1.9%
  Business & Public Services,
  France

  Canary Wharf Group PLC,                                1.8%
  Real Estate, United Kingdom

  Total Fina SA,                                         1.8%
  Energy Sources, France

  Invensys PLC,                                          1.8%
  Machinery & Engineering,
  United Kingdom




During the 12 months under review, the U.S. economy experienced unusually strong growth in a low-inflation environment. Global economies generally followed suit, and stock markets around the world sprang back to life in a broad-based rally. In the process, the market became increasingly two-tiered as a select group of companies achieved over-the-top success while the majority of publicly traded equities languished. For example, the tech-heavy Nasdaq Composite(R) Index rose 86% for the year.(2) But the top 32 companies in the index comprised half of its value, and in fact about half of the more than 5,000 stocks in the Nasdaq were down in 1999. And although the Dow Jones Industrial Average rose more than 25%, and the S&P 500 climbed past 20% during the year, about 62% of the stocks listed on the New York Stock Exchange and 50% of those comprising the S&P 500 fell in value during 1999.

The fund's impressive performance was achieved not by investing in volatile emerging markets or high-flying Internet companies, but by sticking to our longstanding, value strategy during a period when growth investing was clearly in favor with investors interested in buying hot stocks. Throughout the reporting period, we conducted in-depth fundamental analysis and bought securities only when we saw substantial upside with relatively little risk. Many market participants were interested only in positive momentum, and were unconcerned about valuations. In our opinion, risk still matters. In addition to identifying opportunities that traded at a meaningful discount to their intrinsic value, we linked our equity positions to the dollar



2. Source: Nasdaq. The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted and includes over 5,000 companies (as of 12/31/99).

Indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index.

in order to minimize the volatility of unexpected movements of overseas currencies.

The casino-like atmosphere of 1999 attracted many investors to index funds. Unfortunately, many people often forget two vital aspects of index investing: 1) an index is 100% of the risk (price volatility) of its market; and 2) most indexes are weighted to very large companies. We try to lessen the risk of the market by diversifying into special situations such as distressed securities and arbitrage. Believing that the large-cap universe was generally overvalued during 1999, we stayed away from those stocks, opting instead to focus on out-of-favor mid- to small-cap companies. After all, the best bargains can generally be found in the most overlooked areas, and rarely in the most popular.

We recalibrated the portfolio during the year, cutting the number of positions in half. For the most part, no large positions were eliminated, only smaller ones. We did make some additions to our stake in pharmaceutical, defense, and media companies whose stocks were selling at 60 cents on the dollar, well below our perception of their intrinsic values. Continuing to focus on Europe, we increased our exposure to French stocks. The European economy is an impressive restructuring story we believe will continue for several years, with France in particular benefiting from a wave of corporate consolidation.

A number of stocks contributed to the fund's success in 1999. Among them was Lagardere SCA, a French conglomerate undergoing a restructuring; Compagnie Financiere Richemont AG, a Swiss conglomerate we purchased at a substantial discount to the sum of its subsidiaries; AMFM Inc., a radio business that merged with Capstar, another media company; and Canary


GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets
12/31/99

[BAR CHART]

United States                                     25.9%

France                                            16.3%

Sweden                                             9.7%

United Kingdom                                     8.1%

Canada                                             3.1%

Spain                                              3.0%

Italy                                              2.9%

Japan                                              2.5%

Switzerland                                        2.4%

Germany                                            1.5%

Portugal                                           1.5%

Singapore                                          1.2%

Netherlands                                        1.1%

Other Countries                                    2.0%

Fixed-Income Securities                            4.5%

Government Agencies
& Other Net Assets                                14.3%

  TOP 10 INDUSTRIES*
  12/31/99

                    % OF TOTAL
  INDUSTRY          NET ASSETS
-----------------------------------------
  Multi-Industry                    25.7%

  Broadcasting & Publishing          8.4%

  Machinery & Engineering            4.4%

  Health & Personal Care             4.2%

  Business & Public Services         3.6%

  Insurance                          3.5%

  Beverages & Tobacco                3.1%

  Energy Sources                     2.9%

  Financial Services                 2.6%

  Automobiles                        2.4%

*Based on equity securities.


Wharf Group PLC, a real estate holding in the U.K. that had a successful public offering in March and continued to perform well throughout the year.

Looking forward, we see good values in mid-size companies around the world. U.S. financial stocks have fallen considerably, and we expect to find great value in this sector. In Europe, we intend to take advantage of any opportunities that arise as European companies react to their rapidly changing business and market environment. The U.K. continues to offer interesting opportunities on the heels of a remarkable economic turnaround. We also believe that Aventis SA, a life science company formed by the merger of France's Rhone Poulenc and Germany's Hoechst, and whose stock we purchased at a huge discount, may continue to enjoy significant upside potential. In short, we see no dearth of good companies trading with above-average earnings prospects at below-average price/earnings ratios, and shall continue to concentrate on mining overlooked, out-of-favor sectors for tomorrow's gems as we strive to provide our shareholders the best risk-adjusted returns possible over the long run.

Thank you for your participation in the Mutual Discovery Fund. We welcome your comments and suggestions, either through regular mail or by e-mail at mutualseries@frk.com.

Sincerely,


/s/ Robert Friedman

Robert Friedman,
Chief Investment Officer

In February 2000, David Winters and Jae Chung assumed primary responsibility for investments in Mutual Discovery Fund.

DAVID WINTERS is co-portfolio manager of Mutual Beacon Fund and Mutual Discovery Fund. He is also a senior vice president of Franklin Mutual Advisers, Inc. He follows companies in a wide variety of industries including railroads, beverages, candy, timber, media and consumer goods, both domestic and foreign.

Prior to joining Heine Securities Corporation (predecessor of Franklin Mutual Advisers) in 1988, Mr. Winters was a trader for Herzog, Heine, Geduld, Inc. and a financial analyst for KMS Investment Advisors, Inc. in Seattle, Washington.

David earned his bachelor's degree from Cornell University, Arts and Sciences. Mr. Winters is a Chartered Financial Analyst (CFA).

JAE CHUNG is co-portfolio manager of Mutual Discovery Fund and Mutual European Fund. He specializes in the analysis of foreign securities.

Prior to joining Heine Securities (predecessor of Franklin Mutual Advisers) in September 1996, Mr. Chung was a financial analyst for Oakmont Corporation.

Mr. Chung holds a bachelor of arts degree from Yale University.



The fund generally expects to hedge against currency risk where feasible and to the extent possible. The fund's value-oriented strategy may include investments in companies involved in mergers, reorganizations, restructurings or liquidations. It is important to remember that the fund may invest in lower-rated "junk bonds," which entail higher credit risks, as well as in foreign securities involving risks such as political uncertainty or fluctuations in foreign exchange rates in areas where the fund invests.

It is also important to note that stocks offer the potential for long-term gains but can be subject to short-term up and down price movements. Securities of companies involved in mergers, liquidations and reorganizations, and distressed/bankruptcy investments, involve higher credit risks. These and other risks are discussed in the prospectus, which you should review before making an investment decision.

This discussion reflects our views, opinions and portfolio holdings as of December 31, 1999, the end of the reporting period. However, market and economic conditions are changing constantly, which may affect our strategies and the fund's portfolio composition. Although past performance is not predictive of future results, these insights may help you understand our investment and management philosophy.

CLASS Z: No initial sales charge or Rule 12b-1 fees and are available only to certain investors, as described in the prospectus.

CLASS A (FORMERLY CLASS I): Subject to the current, maximum 5.75% initial sales charge.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C (FORMERLY CLASS II): Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

For all share classes, the fund's manager has agreed in advance to waive a portion of its management fees, which increases total return to shareholders. If the manager had not taken this action, the fund's total returns would have been lower.




ONE-YEAR PERFORMANCE SUMMARY

AS OF 12/31/99

One-year total return does not include sales charges. Distributions will vary based on earnings of the fund's portfolio and any profits realized from the sale of the portfolio's securities. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.


CLASS Z
One-Year Total Return              26.80%
Net Asset Value (NAV)              (12/31/99) $21.10        (12/31/98) $17.27
Change in NAV                      +$3.83
Distributions (1/1/99-12/31/99)    Dividend Income          $0.4189
                                   Long-Term Capital Gain   $0.3243
                                   --------------------------------
                                   Total                    $0.7432
CLASS A
One-Year Total Return              26.38%
Net Asset Value (NAV)              (12/31/99) $21.00        (12/31/98) $17.19
Change in NAV                      +$3.81
Distributions (1/1/99-12/31/99)    Dividend Income          $0.3502
                                   Long-Term Capital Gain   $0.3243
                                   --------------------------------
                                   Total                    $0.6745
CLASS B
One-Year Total Return              25.55%
Net Asset Value (NAV)              (12/31/99) $20.90        (1/1/99) $17.19
Change in NAV                      +$3.71
Distributions (1/1/99-12/31/99)    Dividend Income          $0.3102
                                   Long-Term Capital Gain   $0.3243
                                   --------------------------------
                                   Total                    $0.6345
CLASS C
One-Year Total Return              25.57%
Net Asset Value (NAV)              (12/31/99) $20.95        (12/31/98) $17.15
Change in NAV                      +$3.80
Distributions (1/1/99-12/31/99)    Dividend Income          $0.2200
                                   Long-Term Capital Gain   $0.3243
                                   --------------------------------
                                   Total                    $0.5443



Mutual Discovery Fund paid distributions derived from long-term capital gains of $0.3243 per share in December 1999. The fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852
(b)(3).



Past performance does not guarantee future results.

ADDITIONAL PERFORMANCE
AS OF QUARTER ENDED 12/31/99


                                                                     INCEPTION
CLASS Z                               1-YEAR           5-YEAR        (12/31/92)
--------------------------------------------------------------------------------
Cumulative Total Return(1)               26.80%          145.75%         245.93%

Average Annual Total Return(2)           26.80%           19.70%          19.40%

Value of $10,000 Investment(3)      $   12,680       $   24,575      $   34,593



                                                                      INCEPTION
CLASS A                               1-YEAR           3-YEAR         (1/1/96)
--------------------------------------------------------------------------------
Cumulative Total Return(1)               26.38%           51.12%          58.45%

Average Annual Total Return(2)           19.11%           12.51%          13.51%

Value of $10,000 Investment(3)      $   11,911       $   14,240      $   14,933



                                                                      INCEPTION
CLASS B                                                1-YEAR         (1/1/99)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                                25.55%          25.55%

Average Annual Total Return(2)                            21.55%          21.55%

Value of $10,000 Investment(3)                       $   12,155      $   12,155



                                                                      INCEPTION
CLASS C                               1-YEAR           3-YEAR         (11/1/96)
--------------------------------------------------------------------------------
Cumulative Total Return(1)               25.57%           48.27%          55.47%

Average Annual Total Return(2)           23.35%           13.66%          14.60%

Value of $10,000 Investment(3)      $   12,335       $   14,682      $   15,390



For updated performance figures, see the fund's "Prices and Performance" on the Internet at www.franklintempleton.com, or call Franklin Templeton at 1-800/342-5236.




Past performance does not guarantee future results.


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

3. These figures represent the value of a hypothetical $10,000 investment in the fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.




Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic, and political climates of countries where the fund invests. You may have a gain or loss when you sell your shares.

AVERAGE ANNUAL TOTAL RETURN
12/31/99

CLASS Z
------------------------------------
1-Year                        26.80%

5-Year                        19.70%

Since Inception (12/31/92)    19.40%



AVERAGE ANNUAL TOTAL RETURN
12/31/99

CLASS A
------------------------------------
1-Year                        19.11%

3-Year                        12.51%

Since Inception (11/1/96)     13.51%




TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), fund expenses, account fees and reinvested distributions. The unmanaged indexes differ from the fund in composition, do not pay management fees or expenses and include reinvested dividends. One cannot invest directly in an index.


CLASS Z (12/31/92 - 12/31/99)


This graph compares the performance of Mutual Discovery Fund - Class Z, as tracked by the growth in value of a $10,000 investment, to that of the S&P 500 and Russell 2000 Indexes from 12/31/92 -12/31/99.

                    MUTUAL DISCOVERY
       DATE          FUND - CLASS Z         S&P 500         RUSSELL 2000
       ----          --------------         -------         ------------
    12/31/1992           $10,000            $10,000           $10,000
    12/31/1993           $13,585            $11,008           $11,888
    12/31/1994           $14,077            $11,153           $11,672
    12/31/1995           $18,107            $15,345           $14,992
    12/31/1996           $22,620            $18,868           $17,464
    12/31/1997           $27,810            $25,162           $21,369
    12/31/1998           $27,282            $32,354           $20,825
    12/31/1999           $34,593            $39,161           $25,252



CLASS A (11/1/96 - 12/31/99)


This graph compares the performance of Mutual Discovery Fund - Class A, as tracked by the growth in value of a $10,000 investment, to that of the S&P 500 and Russell 2000 Indexes from 11/1/96 -12/31/99.

                   MUTUAL DISCOVERY
      DATE          FUND - CLASS A        S&P 500         RUSSELL 2000
      ----          --------------        -------         ------------
   11/01/1996           $ 9,425           $10,000           $10,000
   11/30/1996           $ 9,810           $10,756           $10,412
   12/31/1996           $ 9,889           $10,543           $10,685
   01/31/1997           $10,350           $11,202           $10,898
   02/28/1997           $10,545           $11,289           $10,635
   03/31/1997           $10,447           $10,825           $10,133
   04/30/1997           $10,465           $11,472           $10,161
   05/31/1997           $10,840           $12,170           $11,291
   06/30/1997           $11,238           $12,715           $11,775
   07/31/1997           $11,721           $13,728           $12,323
   08/31/1997           $11,609           $12,959           $12,605
   09/30/1997           $12,190           $13,669           $13,528
   10/31/1997           $11,832           $13,212           $12,934
   11/30/1997           $11,901           $13,824           $12,850
   12/31/1997           $12,110           $14,062           $13,075
   01/31/1998           $12,110           $14,218           $12,868
   02/28/1998           $12,727           $15,243           $13,819
   03/31/1998           $13,454           $16,024           $14,389
   04/30/1998           $13,699           $16,186           $14,468
   05/31/1998           $13,878           $15,907           $13,688
   06/30/1998           $13,531           $16,553           $13,717
   07/31/1998           $13,209           $16,376           $12,606
   08/31/1998           $11,400           $14,008           $10,158
   09/30/1998           $10,887           $14,906           $10,953
   10/31/1998           $11,183           $16,118           $11,400
   11/30/1998           $11,742           $17,094           $11,997
   12/31/1998           $11,823           $18,079           $12,740
   01/31/1999           $11,906           $18,835           $12,909
   02/28/1999           $11,762           $18,249           $11,864
   03/31/1999           $12,305           $18,979           $12,049
   04/30/1999           $13,123           $19,713           $13,128

Past performance does not guarantee future results.

   05/31/1999           $13,130           $19,248           $13,320
   06/30/1999           $13,596           $20,316           $13,922
   07/31/1999           $13,442           $19,683           $13,540
   08/31/1999           $13,268           $19,584           $13,039
   09/30/1999           $13,092           $19,048           $13,042
   10/31/1999           $13,358           $20,253           $13,096
   11/30/1999           $14,057           $20,664           $13,877
   12/31/1999           $14,933           $21,881           $15,448


This graph compares the performance of Mutual Discovery Fund - Class B, as tracked by the growth in value of a $10,000 investment, to that of the S&P 500 and Russell 2000 Indexes from 1/1/99 -12/31/99.

                     MUTUAL DISCOVERY
       DATE           FUND - CLASS B         S&P 500           RUSSELL 2000
       ----           --------------         -------           ------------
    01/01/1999           $10,000             $10,000             $10,000
    01/31/1999           $10,070             $10,418             $10,133
    02/28/1999           $ 9,942             $10,094             $ 9,312
    03/31/1999           $10,396             $10,498             $ 9,457
    04/30/1999           $11,076             $10,904             $10,305
    05/31/1999           $11,076             $10,647             $10,455
    06/30/1999           $11,462             $11,238             $10,928
    07/31/1999           $11,320             $10,887             $10,628
    08/31/1999           $11,172             $10,833             $10,235
    09/30/1999           $11,018             $10,536             $10,237
    10/31/1999           $11,231             $11,203             $10,279
    11/30/1999           $11,816             $11,430             $10,893
    12/31/1999           $12,155             $12,103             $12,126

CLASS B (1/1/99 - 12/31/99)

                             [insert C plot points]


CLASS C (11/1/96 - 12/31/99)

                             [insert D plot points]


*Source: Standard and Poor's Micropal. The Russell 2000 Index measures the performance of the 2000 smallest companies in the Russell 3000 Index, which contains the 3000 largest companies incorporated in the U.S. and its territories.


AVERAGE ANNUAL TOTAL RETURN
12/31/99

CLASS B
------------------------------------
1-Year                        21.55%

Since Inception (1/1/99)      21.55%



AVERAGE ANNUAL TOTAL RETURN
12/31/99

CLASS C
------------------------------------
1-Year                        23.35%

3-Year                        13.66%

Since Inception (11/1/96)     14.60%

This graph compares the performance of Mutual Discovery Fund - Class C, as tracked by the growth in value of a $10,000 investment, to that of the S&P 500 and Russell 2000 Indexes from 11/1/96-12/31/99.

                   MUTUAL DISCOVERY
      DATE          FUND - CLASS C        S&P 500         RUSSELL 2000
      ----          --------------        -------         ------------
   11/01/1996           $ 9,900           $10,000            $10,000
   11/30/1996           $10,304           $10,756            $10,412
   12/31/1996           $10,386           $10,543            $10,685
   01/31/1997           $10,870           $11,202            $10,898
   02/28/1997           $11,070           $11,289            $10,635
   03/31/1997           $10,955           $10,825            $10,133
   04/30/1997           $10,967           $11,472            $10,161
   05/31/1997           $11,354           $12,170            $11,291
   06/30/1997           $11,760           $12,715            $11,775
   07/31/1997           $12,267           $13,728            $12,323
   08/31/1997           $12,144           $12,959            $12,605
   09/30/1997           $12,740           $13,669            $13,528
   10/31/1997           $12,359           $13,212            $12,934
   11/30/1997           $12,427           $13,824            $12,850
   12/31/1997           $12,641           $14,062            $13,075
   01/31/1998           $12,635           $14,218            $12,868
   02/28/1998           $13,268           $15,243            $13,819
   03/31/1998           $14,021           $16,024            $14,389
   04/30/1998           $14,271           $16,186            $14,468
   05/31/1998           $14,446           $15,907            $13,688
   06/30/1998           $14,082           $16,553            $13,717
   07/31/1998           $13,737           $16,376            $12,606
   08/31/1998           $11,853           $14,008            $10,158
   09/30/1998           $11,316           $14,906            $10,953
   10/31/1998           $11,618           $16,118            $11,400
   11/30/1998           $12,188           $17,094            $11,997
   12/31/1998           $12,272           $18,079            $12,740
   01/31/1999           $12,344           $18,835            $12,909

   02/28/1999           $12,193           $18,249            $11,864
   03/31/1999           $12,744           $18,979            $12,049
   04/30/1999           $13,588           $19,713            $13,128
   05/31/1999           $13,588           $19,248            $13,320
   06/30/1999           $14,065           $20,316            $13,922
   07/31/1999           $13,890           $19,683            $13,540
   08/31/1999           $13,708           $19,584            $13,039
   09/30/1999           $13,519           $19,048            $13,042
   10/31/1999           $13,788           $20,253            $13,096
   11/30/1999           $14,500           $20,664            $13,877
   12/31/1999           $15,390           $21,881            $15,401

MUTUAL DISCOVERY FUND
Financial Highlights

                                                                                     CLASS Z
                                                        ------------------------------------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                        ------------------------------------------------------------------
                                                          1999+          1998          1997          1996          1995
                                                        ------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the year)
Net asset value, beginning of year..................        $17.27        $18.89        $17.18        $15.16        $12.55
                                                        ------------------------------------------------------------------
Income from investment operations:
 Net investment income..............................           .25           .38           .39           .34           .17
 Net realized and unrealized gains (losses).........          4.32          (.71)         3.49          3.39          3.40
                                                        ------------------------------------------------------------------
Total from investment operations....................          4.57          (.33)         3.88          3.73          3.57
                                                        ------------------------------------------------------------------
Less distributions from:
 Net investment income..............................          (.42)         (.48)         (.81)         (.31)         (.14)
 Net realized gains.................................          (.32)         (.81)        (1.36)        (1.40)         (.82)
                                                        ------------------------------------------------------------------
Total distributions.................................          (.74)        (1.29)        (2.17)        (1.71)         (.96)
                                                        ------------------------------------------------------------------
Net asset value, end of year........................        $21.10        $17.27        $18.89        $17.18        $15.16
                                                        ==================================================================
Total Return........................................        26.80%       (1.90)%        22.94%        24.93%        28.63%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's).....................    $2,038,298    $2,514,144    $3,879,550    $2,975,596    $1,370,221
Ratios to average net assets:
 Expenses(a)........................................         1.05%         1.01%          .98%          .96%         1.01%
 Expenses, excluding waiver and payments by
   affiliate(a).....................................         1.11%         1.04%         1.00%          .99%         1.01%
 Net investment income..............................         1.33%         1.81%         1.82%         2.24%         2.00%
Portfolio turnover rate.............................        87.67%        83.57%        58.15%        80.18%        73.23%

(a)Excluding dividend expense on securities sold
   short, the ratios of expenses and expenses,
   excluding waiver and payments by affiliate to
   average net assets would have been:
 Expenses...........................................         1.03%         1.00%          .98%          .96%          .99%
 Expenses, excluding waiver and payments by
   affiliate........................................         1.09%         1.03%         1.00%          .99%          .99%

+Based on average weighted shares outstanding.
 10

MUTUAL DISCOVERY FUND
Financial Highlights (continued)

                                                                                  CLASS A
                                                                --------------------------------------------
                                                                          YEAR ENDED DECEMBER 31,
                                                                --------------------------------------------
                                                                 1999++       1998       1997++      1996+
                                                                --------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the year)
Net asset value, beginning of year..........................      $17.19      $18.83      $17.15      $17.66
                                                                --------------------------------------------
Income from investment operations:
 Net investment income......................................         .18         .32         .27         .11
 Net realized and unrealized gains (losses).................        4.30        (.74)       3.54         .74
                                                                --------------------------------------------
Total from investment operations............................        4.48        (.42)       3.81         .85
                                                                --------------------------------------------
Less distributions from:
 Net investment income......................................        (.35)       (.41)       (.77)       (.29)
 Net realized gains.........................................        (.32)       (.81)      (1.36)      (1.07)
                                                                --------------------------------------------
Total distributions.........................................        (.67)      (1.22)      (2.13)      (1.36)
                                                                --------------------------------------------
Net asset value, end of year................................      $21.00      $17.19      $18.83      $17.15
                                                                ============================================
Total Return*...............................................      26.38%     (2.37)%      22.54%       4.85%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's).............................    $844,462    $859,848    $693,952     $29,903
Ratios to average net assets:
 Expenses(a)................................................       1.40%       1.36%       1.33%       1.38%**
 Expenses, excluding waiver and payments by affiliate(a)....       1.46%       1.39%       1.35%       1.51%**
 Net investment income......................................        .98%       1.46%       1.39%        .74%**
Portfolio turnover rate.....................................      87.67%      83.57%      58.15%      80.18%

(a)Excluding dividend expense on securities sold short, the
   ratios of expenses and expenses, excluding waiver and
   payments by affiliate to average net assets would have
   been:
 Expenses...................................................       1.38%       1.35%       1.33%       1.38%**
 Expenses, excluding waiver and payments by affiliate.......       1.44%       1.38%       1.35%       1.51%**

*Total return does not reflect sales commissions and is not annualized. **Annualized.
+For the period November 1, 1996 (effective date) to December 31, 1996. ++Based on average weighted shares outstanding.

MUTUAL DISCOVERY FUND
Financial Highlights (continued)

                                                                     CLASS B
                                                                ------------------
                                                                    YEAR ENDED
                                                                DECEMBER 31, 1999+
                                                                ------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the year)
Net asset value, beginning of year..........................          $17.19
                                                                ------------------
Income from investment operations:
 Net investment income......................................             .01
 Net realized and unrealized gains..........................            4.33
                                                                ------------------
Total from investment operations............................            4.34
                                                                ------------------
Less distributions from:
 Net investment income......................................            (.31)
 Net realized gains.........................................            (.32)
                                                                ------------------
Total distributions.........................................            (.63)
                                                                ------------------
Net asset value, end of year................................          $20.90
                                                                ==================
Total Return*...............................................          25.55%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's).............................          $8,090
Ratios to average net assets:
 Expenses(a)................................................           2.05%
 Expenses, excluding waiver and payments by affiliate(a)....           2.11%
 Net investment income......................................            .08%
Portfolio turnover rate.....................................          87.67%

(a)Excluding dividend expense on securities sold short, the ratios of expenses and expenses, excluding waiver and payments by affiliate to average net assets would have been:
 Expenses...................................................           2.03%
 Expenses, excluding waiver and payments by affiliate.......           2.09%

*Total return does not reflect the contingent deferred sales charge and is not annualized.
+Effective date of Class B shares was January 1, 1999. Based on average weighted shares outstanding.
 12

MUTUAL DISCOVERY FUND
Financial Highlights (continued)

                                                                                      CLASS C
                                                                ----------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
                                                                ----------------------------------------------------
                                                                 1999++          1998          1997++         1996+
                                                                ----------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the year)
Net asset value, beginning of year..........................      $17.15         $18.79         $17.17        $17.66
                                                                ----------------------------------------------------
Income from investment operations:
 Net investment income......................................         .06            .23            .15           .09
 Net realized and unrealized gains (losses).................        4.28           (.75)          3.52           .76
                                                                ----------------------------------------------------
Total from investment operations............................        4.34           (.52)          3.67           .85
                                                                ----------------------------------------------------
Less distributions from:
 Net investment income......................................        (.22)          (.31)          (.69)         (.27)
 Net realized gains.........................................        (.32)          (.81)         (1.36)        (1.07)
                                                                ----------------------------------------------------
Total distributions.........................................        (.54)         (1.12)         (2.05)        (1.34)
                                                                ----------------------------------------------------
Net asset value, end of year................................      $20.95         $17.15         $18.79        $17.17
                                                                ====================================================
Total Return*...............................................      25.57%        (2.97)%         21.70%         4.90%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's).............................    $541,919       $563,761       $402,625       $18,038
Ratios to average net assets:
 Expenses(a)................................................       2.04%          2.01%          1.98%         2.00%**
 Expenses, excluding waiver and payments by affiliate(a)....       2.10%          2.03%          2.00%         2.13%**
 Net investment income......................................        .35%           .81%           .74%          .13%**
Portfolio turnover rate.....................................      87.67%         83.57%         58.15%        80.18%

(a)Excluding dividend expense on securities sold short, the
   ratios of expenses and expenses, excluding waiver and
   payments by affiliate to average net assets would have
   been:
 Expenses...................................................       2.02%          2.00%          1.98%         2.00%**
 Expenses, excluding waiver and payments by affiliate.......       2.08%          2.02%          2.00%         2.13%**

*Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized.
**Annualized.
+For the period November 1, 1996 (effective date) to December 31, 1996. ++Based on average weighted shares outstanding.
                       See Notes to Financial Statements.

MUTUAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 1999

                                                                   COUNTRY           SHARES              VALUE
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS 83.6%
AEROSPACE & MILITARY TECHNOLOGY .9%
*Finmeccanica SpA...........................................        Italy           17,859,800       $   22,043,808
Lockheed Martin Corp. ......................................    United States          370,700            8,109,063
                                                                                                     --------------
                                                                                                         30,152,871
                                                                                                     --------------
APPLIANCES & HOUSEHOLD DURABLES .1%
Maytag Corp. ...............................................    United States           57,700            2,769,600
                                                                                                     --------------
AUTOMOBILES 2.4%
Delphi Automotive Systems Corp. ............................    United States        2,796,007           44,037,110
General Motors Corp. .......................................    United States          236,400           17,183,325
*Lear Corp. ................................................    United States          507,500           16,240,000
*SPX Corp. .................................................    United States           54,700            4,420,444
                                                                                                     --------------
                                                                                                         81,880,879
                                                                                                     --------------
BANKING 1.2%
Bank One Corp. .............................................    United States          317,800           10,189,463
Banque Nationale de Paris...................................        France             193,165           17,813,263
Chittenden Corp. ...........................................    United States           13,459              398,723
Merita AS...................................................       Finland           2,407,500           14,178,873
                                                                                                     --------------
                                                                                                         42,580,322
                                                                                                     --------------
BEVERAGES & TOBACCO 3.1%
Altadis SA, A...............................................        Spain              933,188           13,340,652
*Buenos Aires Embotelladora SA, B...........................      Argentina          2,122,936            9,554,550
*Buenos Aires Embotelladora SA, B, ADR......................      Argentina          1,943,556              174,945
Coca-Cola West Japan Co. Ltd. ..............................        Japan              637,600           26,830,552
Farmer Brothers Co. ........................................    United States           81,202           12,911,118
Fraser and Neave Ltd. ......................................      Singapore            890,500            3,288,247
Gallaher Group PLC..........................................    United Kingdom       3,014,791           12,838,331
Gallaher Group PLC, ADR.....................................    United Kingdom         128,400            1,974,150
Mikuni Coca-Cola Bottling Co. ..............................        Japan              777,700           13,623,164
Swedish Match AB............................................        Sweden           3,521,494           12,297,281
                                                                                                     --------------
                                                                                                        106,832,990
                                                                                                     --------------
BROADCASTING & PUBLISHING 8.4%
*AMFM Inc. .................................................    United States          247,041           19,330,958
Dun & Bradstreet Corp. .....................................    United States          535,900           15,809,050
*MediaOne Group Inc. .......................................    United States          506,000           38,867,125
*Modern Times Group AB, A...................................        Sweden              94,500            4,666,667
*Modern Times Group AB, B...................................        Sweden           1,676,387           83,178,755
NV Holdingsmig de Telegraaf.................................     Netherlands         1,652,662           36,603,810
Publicis SA.................................................        France              28,323           10,692,767
Scripps Co., A..............................................    United States          346,800           15,540,975
Seat Pagine Gialle SpA, di Risp.............................        Italy            5,998,300           13,176,574
Torstar Corp., B............................................        Canada           1,207,100           13,148,783

MUTUAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 1999 (CONT.)

                                                                   COUNTRY           SHARES              VALUE
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
BROADCASTING & PUBLISHING (CONT.)
True North Communications Inc. .............................    United States          529,900       $   23,679,905
Washington Post Co., B......................................    United States           26,603           14,787,943
                                                                                                     --------------
                                                                                                        289,483,312
                                                                                                     --------------
BUSINESS & PUBLIC SERVICES 3.6%
Deluxe Corp. ...............................................    United States           24,600              674,963
*Republic Services Inc., A..................................    United States        1,221,100           17,553,313
Suez Lyonnaise des Eaux SA..................................        France             413,715           66,266,039
*Suez Lyonnaise des Eaux SA, strip..........................        France             269,320                2,711
Vivendi.....................................................        France             444,474           40,115,870
                                                                                                     --------------
                                                                                                        124,612,896
                                                                                                     --------------
CHEMICALS 2.5%
Bayer AG, Br. ..............................................       Germany             365,320           17,359,412
*Bush Boake Allen Inc. .....................................    United States          651,700           16,007,381
ChemFirst Inc. .............................................    United States          633,400           13,855,625
CK Witco Corp. .............................................    United States          844,342           11,293,074
Laporte PLC.................................................    United Kingdom         852,200            7,506,004
Union Carbide Corp. ........................................    United States          306,100           20,432,174
                                                                                                     --------------
                                                                                                         86,453,670
                                                                                                     --------------
CONSTRUCTION & HOUSING 1.0%
Groupe GTM..................................................        France             255,681           24,839,642
*Grupo Ferrovial SA.........................................        Spain              541,691            7,852,965
                                                                                                     --------------
                                                                                                         32,692,607
                                                                                                     --------------
DATA PROCESSING & REPRODUCTION .8%
Compaq Computer Corp. ......................................    United States          387,500           10,486,719
*NCR Corp. .................................................    United States          202,800            7,681,050
*Network Associates Inc. ...................................    United States          356,700            9,519,431
                                                                                                     --------------
                                                                                                         27,687,200
                                                                                                     --------------
ELECTRICAL & ELECTRONICS 1.5%
(R)+*Distribution Systems SpA...............................        Italy                  500               20,669
(R)+*MWCR Elettronica SRL...................................        Italy               69,056               69,056
(R)+*MWCR LLC...............................................        Italy           13,505,313           17,999,881
Racal Electronics PLC.......................................    United Kingdom       3,246,721           29,462,221
(R)+*Sweda Industrie Elettroniche SpA.......................        Italy                  500               20,669
*Thomson Multimedia.........................................        France              81,052            4,365,531
                                                                                                     --------------
                                                                                                         51,938,027
                                                                                                     --------------
ELECTRONIC COMPONENTS & INSTRUMENTS .4%
*General Instrument Corp. ..................................    United States          180,750           15,363,750
                                                                                                     --------------

MUTUAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 1999 (CONT.)

                                                                   COUNTRY           SHARES              VALUE
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
ENERGY EQUIPMENT & SERVICES .8%
*Cooper Cameron Corp. ......................................    United States          259,300       $   12,689,494
*Weatherford International Inc. ............................    United States          330,500           13,199,343
                                                                                                     --------------
                                                                                                         25,888,837
                                                                                                     --------------
ENERGY SOURCES 3.5%
*Abraxas Petroleum Corp. ...................................    United States          165,142              154,821
Atlantic Richfield Co. .....................................    United States          291,150           25,184,475
Burlington Resources Inc. ..................................    United States          494,100           16,336,181
*Gulf Canada Resources Ltd. ................................        Canada           2,807,799            9,476,322
*Gulf Canada Resources Ltd., fgn. ..........................        Canada           2,071,600            6,805,519
Total Fina SA, B............................................        France             345,596           46,100,342
Total Fina SA, B, ADR.......................................        France             208,648           14,448,874
                                                                                                     --------------
                                                                                                        118,506,534
                                                                                                     --------------
FINANCIAL SERVICES 2.6%
Bear Stearns Co. Inc. ......................................    United States          387,225           16,553,869
Greenpoint Financial Corp. .................................    United States          477,696           11,375,136
Household International Inc. ...............................    United States          284,900           10,612,525
Investors Group Inc. .......................................        Canada             808,500           11,518,846
Irish Life & Permanent PLC..................................    Irish Republic         910,962            8,759,675
Lehman Brothers Holdings Inc. ..............................    United States           80,300            6,800,406
Metris Cos. Inc. ...........................................    United States          370,300           13,215,081
*MFN Financial Corp. .......................................    United States          292,338            1,900,197
Morgan Stanley, Dean Witter & Co. ..........................    United States            9,500            1,356,125
Power Corp. of Canada.......................................        Canada             259,800            4,447,092
Power Financial Corp. ......................................        Canada             176,900            2,936,303
                                                                                                     --------------
                                                                                                         89,475,255
                                                                                                     --------------
FOOD & HOUSEHOLD PRODUCTS 2.4%
Associated British Foods PLC................................    United Kingdom       1,447,112            7,969,091
Earthgrains Company.........................................    United States        1,580,400           25,483,950
*Fine Host Corp. ...........................................    United States          212,022            2,099,018
Flowers Industries Inc. ....................................    United States          163,400            2,604,188
Kikkoman Corp. .............................................        Japan            2,622,300           17,424,688
*Kohler Co. ................................................    United States               30            1,338,000
*Pactiv Corp. ..............................................    United States        1,126,300           11,966,938
U.S. Industries Inc. .......................................    United States        1,038,000           14,532,000
                                                                                                     --------------
                                                                                                         83,417,873
                                                                                                     --------------
HEALTH & PERSONAL CARE 4.2%
American Home Products Corp. ...............................    United States           26,100            1,029,319
Aventis SA..................................................        France           1,885,200          109,509,755
Banyu Pharmaceutical Co. Ltd. ..............................        Japan              359,800            5,580,888
(R)*Cape Ann Investors LLC..................................    United States        1,670,389               29,733
Ono Pharmaceutical Co. Ltd. ................................        Japan              426,200           11,428,174

MUTUAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 1999 (CONT.)

                                                                   COUNTRY           SHARES              VALUE
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
HEALTH & PERSONAL CARE (CONT.)
Sankyo Co. Ltd. ............................................        Japan              604,400       $   12,421,001
Ventas Inc. ................................................    United States          746,200            3,124,712
                                                                                                     --------------
                                                                                                        143,123,582
                                                                                                     --------------
INDUSTRIAL COMPONENTS .7%
Mannesmann AG...............................................       Germany              74,300           17,982,201
*Owens-Illinois Inc. .......................................    United States          211,200            5,293,200
                                                                                                     --------------
                                                                                                         23,275,401
                                                                                                     --------------
INSURANCE 3.5%
Allmerica Financial Corp. ..................................    United States          302,000           16,798,750
AON Corp. ..................................................    United States          355,300           14,212,000
Horace Mann Educators Corp. ................................    United States          531,400           10,428,725
Lincoln National Corp. .....................................    United States          141,000            5,640,000
MBIA Inc. ..................................................    United States          337,600           17,829,500
Old Republic International Corp. ...........................    United States          960,500           13,086,813
Radian Group Inc. ..........................................    United States          181,229            8,653,685
ReliaStar Financial Corp. ..................................    United States          156,900            6,148,519
W. R. Berkley Corp. ........................................    United States          363,024            7,578,126
XL Capital Ltd., A..........................................       Bermuda             349,700           18,140,688
                                                                                                     --------------
                                                                                                        118,516,806
                                                                                                     --------------
LEISURE & TOURISM .2%
Hilton Hotels Corp. ........................................    United States          835,380            8,040,533
                                                                                                     --------------
MACHINERY & ENGINEERING 4.4%
FKI PLC.....................................................    United Kingdom       2,865,148           11,298,158
IMI PLC.....................................................    United Kingdom       4,681,915           21,223,995
Invensys PLC................................................    United Kingdom      11,250,367           60,545,473
NACCO Industries Inc., A....................................    United States          290,600           16,146,463
*Sulzer AG..................................................     Switzerland            22,733           14,774,666
United Dominion Industries Ltd. ............................        Canada           1,403,400           27,980,288
                                                                                                     --------------
                                                                                                        151,969,043
                                                                                                     --------------
MERCHANDISING 2.2%
*Borders Group Inc. ........................................    United States          295,900            4,752,894
*Boyds Collection Ltd. .....................................    United States          996,400            6,912,525
*Federated Department Stores Inc. ..........................    United States          219,400           11,093,413
*Homeland Holdings Corp. ...................................    United States           38,115               96,717
May Department Stores Co. ..................................    United States           57,000            1,838,250
*Saks Inc. .................................................    United States        1,045,000           16,262,813
Sears, Roebuck & Co. .......................................    United States           46,800            1,424,475
Sonae SGPS SA...............................................       Portugal            658,292           34,727,173
                                                                                                     --------------
                                                                                                         77,108,260
                                                                                                     --------------

MUTUAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 1999 (CONT.)

                                                                   COUNTRY           SHARES              VALUE
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
MULTI-INDUSTRY 25.7%
*Alleghany Corp. ...........................................    United States           50,046       $    9,283,533
*Berkshire-Hathaway Inc., A.................................    United States              402           22,552,200
*Brierley Investments Ltd. .................................      NewZealand        70,396,052           14,712,741
Cir Cie Industriali Riunite SpA Torino......................        Italy           15,617,900           41,147,734
Cir Cie Industriali Riunite SpA Torino, di Risp.............        Italy            2,590,900            5,868,846
Compagnie Financiere Richemont AG, A, Br. ..................     Switzerland            19,379           46,241,884
Compagnie Generale D'Industrie et de Participation..........        France           1,290,592           84,454,324
Corporacion Financiera Alba SA..............................        Spain            2,443,601           83,544,438
Imasco Ltd. ................................................        Canada           1,041,500           28,776,489
Investor AB, A..............................................        Sweden           2,034,300           28,941,834
Investor AB, B..............................................        Sweden           6,846,000           96,592,593
+Invik & Co. AB, B..........................................        Sweden             430,477           51,120,725
Kansas City Southern Industries Inc. .......................    United States          424,900           31,708,163
Kinnevik AB, B..............................................        Sweden           1,323,500           41,082,187
Lagardere SCA...............................................        France           2,605,875          141,666,415
*Pacific Century Regional Developments Ltd. ................      Singapore          2,643,400           37,932,909
Pargesa Holdings SA, Br. ...................................     Switzerland            13,000           21,224,490
*Thermo Electron Corp. .....................................    United States        1,486,700           22,300,500
Trelleborg AB, B............................................        Sweden           1,525,500           13,721,429
TRW Inc. ...................................................    United States          400,000           20,775,000
Williams PLC................................................    United Kingdom       8,228,300           37,632,867
                                                                                                     --------------
                                                                                                        881,281,301
                                                                                                     --------------
REAL ESTATE 2.0%
*Canary Wharf Group PLC.....................................    United Kingdom       9,881,883           61,245,732
Castellum AB................................................        Sweden             130,300            1,271,593
MBO Properties Inc. ........................................    United States          273,144              136,572
(R)*Security Capital European Realty........................    United States          357,000            5,143,478
                                                                                                     --------------
                                                                                                         67,797,375
                                                                                                     --------------
RECREATION & OTHER CONSUMER GOODS .3%
(R)+*Hancock LLC............................................    United States        8,758,216            8,758,216
                                                                                                     --------------
TELECOMMUNICATIONS 2.0%
Portugal Telecom SA.........................................       Portugal          1,555,000           17,048,173
Telephone & Data Systems Inc. ..............................    United States          352,100           44,364,600
U.S. West Inc. .............................................    United States          109,400            7,876,800
                                                                                                     --------------
                                                                                                         69,289,573
                                                                                                     --------------
TRANSPORTATION 2.3%
Burlington Northern Santa Fe Corp. .........................    United States          351,900            8,533,575
Florida East Coast Industries Inc. .........................    United States          507,700           21,196,475
*MIF Ltd. ..................................................        Norway             336,378            3,358,952
Railtrack Group PLC.........................................    United Kingdom       2,706,322           44,393,181
                                                                                                     --------------
                                                                                                         77,482,183
                                                                                                     --------------

MUTUAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 1999 (CONT.)

                                                                   COUNTRY           SHARES              VALUE
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
UTILITIES ELECTRICAL & GAS .9%
*Citizens Utilities Co., B..................................    United States        1,021,501       $   14,492,545
*MidAmerican Energy Holding Co. ............................    United States           76,000            2,560,250
Veba AG.....................................................       Germany             300,100           14,653,025
                                                                                                     --------------
                                                                                                         31,705,820
                                                                                                     --------------
TOTAL COMMON STOCKS (COST $2,148,073,220)...................                                          2,868,084,716
                                                                                                     --------------
                                                                                   PRINCIPAL
                                                                                    AMOUNT**
                                                                                  ------------
CORPORATE BONDS & NOTES 1.4%
Abraxas Petroleum Corp., Series A, 11.50%, 11/01/04.........    United States     $   1,939,00            1,774,185
Eurotunnel Finance Ltd., Equity Note, 12/31/03..............    United Kingdom       4,866,050GBP         3,381,549
Eurotunnel PLC:
  12/31/25, Tier 3..........................................    United Kingdom       4,850,057GBP         4,428,596
  12/31/50, Resettable Advance R5...........................    United Kingdom       4,001,837GBP         2,166,581
  Stabilization Advance S8, Tier 1..........................    United Kingdom       2,984,965GBP         1,157,767
  Stabilization Advance S8, Tier 2..........................    United Kingdom       2,216,007GBP           716,262
Eurotunnel SA:
  12/31/18, Tier 2 (Libor)..................................        France           3,559,735EUR         2,472,785
  12/31/18, Tier 2 (Pibor)..................................        France           2,293,539EUR         1,593,217
  12/31/25, Tier 3 (Libor)..................................        France           5,035,517EUR         2,813,563
  12/31/25, Tier 3 (Pibor)..................................        France           4,198,311EUR         2,345,780
  12/31/50, Resettable Advance R4...........................        France           6,173,594EUR         2,051,028
  Stabilization Advance S6, Tier 1 (Pibor)..................        France           1,198,383EUR           289,552
  Stabilization Advance S7, Tier 1 (Pibor)..................        France           1,527,379EUR           369,043
  Stabilization Advance S6, Tier 2..........................        France           2,396,792EUR           482,592
HIH Capital Ltd., cvt., 144A, 7.50%, 9/25/06................    United Kingdom       8,105,000            5,268,250
MFN Financial Corp.:
  Series A, 10.00%, 3/23/01.................................    United States        1,210,124            1,167,770
  Series B, 10.676%, FRN, 3/23/01...........................    United States        2,090,123            2,027,419
RH Cement Finance PLC, 144A, 31.20%, 3/10/00................    Irish Republic       2,450,000            2,719,500
Rite Aid Corp.:
  7.125%, 1/15/07...........................................    United States        1,315,000              973,100
  144A, 6.125%, 12/15/08....................................    United States          315,000              223,650
  6.875%, 8/15/13...........................................    United States          395,000              264,650
Southwest Royalties Inc., B, 10.50%, 10/15/04...............    United States       11,676,000            6,246,660
TFM SA de CV:
  senior disc. note, zero cpn. .............................        Mexico           4,260,000            2,737,050
  10.25%,6/15/07............................................        Mexico             350,000              332,500
Tribasa Toll Road Trust I, 144A, 10.50%, 12/01/11...........        Mexico           4,326,328            1,730,531
                                                                                                     --------------
TOTAL CORPORATE BONDS & NOTES (COST $55,606,887)............                                             49,733,580
                                                                                                     --------------
BONDS & NOTES IN REORGANIZATION 3.1%
*Aerovias Venezolanas SA, Bank Claim........................      Venezuela          3,728,588              857,575
*Aerovias Venezolanas SA, Bank Claim........................      Venezuela            780,000              156,000
*Aiken Cnty S C Indl Rev Ref Beloit, 6.00%, 12/01/11........    United States          280,000              106,400

MUTUAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 1999 (CONT.)

                                                                                   PRINCIPAL
                                                                   COUNTRY          AMOUNT**             VALUE
-------------------------------------------------------------------------------------------------------------------
BONDS & NOTES IN REORGANIZATION (CONT.)
*Altos Hornos de Mexico SA:
  cvt., 5.50%, 12/15/01.....................................        Mexico        $    135,000       $       45,900
  Series A, 11.375%, 4/30/02................................        Mexico             600,000              237,000
  Series B, 11.875%, 4/30/04................................        Mexico             410,000              161,950
  Tranche A, Term Loan......................................    United States          772,799              324,576
*Brunos Inc.:
  Revolver..................................................    United States        1,862,400            1,098,816
  Tranche A, Term Loan......................................    United States        3,438,560            2,028,751
  Tranche B, Term Loan......................................    United States        2,143,240            1,264,511
*Buenos Aires Embotelladora SA:
  Series B, 12.00%, 8/03/05.................................      Argentina            355,000              346,125
  144A, 12.00%, 9/01/05.....................................      Argentina          6,501,000            6,338,475
*Crown Leasing, Bank Claim..................................        Japan          777,146,017JPY           526,285
*Decision One Corp.:
  Revolver..................................................    United States          351,370              157,238
  Tranche A, Term Loan......................................    United States        4,554,682            2,038,220
  Tranche B, Term Loan......................................    United States          777,500              347,931
*Dow Corning Corp.:
  9.375%,02/01/08...........................................    United States          100,000              144,000
  8.15%,10/15/29............................................    United States          500,000              675,000
  Bank Debt.................................................    United States        1,241,480            1,707,035
  Bank Debt #1..............................................    United States        3,250,000            4,468,750
  Bank Debt.................................................    United States        2,705,000            3,651,750
  Bank Claim................................................    United States        6,938,674            9,540,677
*Foxmeyer Health Corp.:
  Reclaimation Trade Claim..................................    United States        4,861,606            1,264,017
  Reclaimation Trade Claim..................................    United States          610,315              469,941
*Harnischfeger Industries Inc.:
  8.90%, 3/01/22............................................    United States        2,475,000              940,500
  8.70%, 6/15/22............................................    United States        1,745,000              663,100
  7.25%, 12/15/25...........................................    United States        4,620,000            1,755,600
  6.875%, 2/15/27...........................................    United States        2,400,000              912,000
*Heilman Acquisition Corp., 9.625%, 1/31/04.................    United States        7,550,000                  755
*Koninklijke Ned Vlieg Fokker NV, Trade Claim...............     Netherlands        17,485,098EUR         5,104,881
*Loewen Group Inc., Series 5, 6.10%, 10/01/02...............        Canada           2,805,000CAD           931,184
*Loewen Group International Inc.:
  Revolver..................................................    United States        1,178,609              624,662
  144A, 6.70%, 10/01/99.....................................        Canada           6,045,000            2,962,050
  Series 3, 7.50%, 4/15/01..................................        Canada           1,660,000              813,400
  Series 3, 7.75%, 10/15/01.................................        Canada             330,000              161,700
  Series 2, 8.25%, 4/15/03..................................        Canada           1,160,000              568,400
  Series 6, 7.20%, 6/01/03..................................        Canada          10,955,000            5,477,500
  Series 4, 8.25%, 10/15/03.................................        Canada           4,970,000            2,435,300
  Series 7, 7.60%, 6/01/08..................................        Canada           7,260,000            3,630,000

MUTUAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 1999 (CONT.)

                                                                                   PRINCIPAL
                                                                   COUNTRY          AMOUNT**             VALUE
-------------------------------------------------------------------------------------------------------------------
BONDS & NOTES IN REORGANIZATION (CONT.)
*Mariner Post-Acute Network Inc.:
  Revolver..................................................    United States     $    632,000       $      202,240
  Tranche A, Term Loan......................................    United States          926,443              296,462
  Tranche B, Term Loan......................................    United States          810,879              259,481
  Tranche C, Term Loan......................................    United States          413,688              132,380
*Nippon Credit Bank Ltd., Bank Claim........................        Japan          395,595,008JPY           618,578
*Nippon Total Finance, Bank Claim...........................        Japan          401,059,536JPY           233,477
*Paging Network Inc., Revolver A............................    United States        3,793,000            3,224,050
*Port Seattle Wash Rev Ref-Beloit Proj., 6.00%, 12/01/17....    United States          150,000               57,000
*Southeast Banking Corp.:
  zero coupon, 12/18/96.....................................    United States          400,000              107,000
  zero coupon, 11/12/97.....................................    United States        5,800,000            1,551,500
  10.50%,4/11/01............................................    United States        7,800,000            1,079,208
*United Companies Financial Corp., Revolver.................    United States       16,959,600           13,567,680
*Vencor Inc.:
  9.875%,5/01/05............................................    United States       11,035,000            2,289,762
  Revolver..................................................    United States        1,990,978            1,304,090
  Term Loan A...............................................    United States        8,170,156            5,351,452
  Term Loan B...............................................    United States        4,914,299            3,218,865
  Tranche A, Term Loan, 03/07/00............................    United States        1,320,134            1,306,932
  Tranche B, Term Loan, 03/07/00............................    United States          450,000              445,500
*Ventas Inc.:
  Tranche A, Bridge Loan....................................    United States        1,743,461            1,577,832
  Tranche B, Revolver.......................................    United States        1,631,691            1,476,680
  Tranche C, Term Loan A....................................    United States        1,688,761            1,528,328
  Tranche D, Term Loan B....................................    United States        1,197,728            1,107,898
                                                                                                     --------------
TOTAL BONDS & NOTES IN REORGANIZATION (COST $103,859,290)...                                            105,874,350
                                                                                                     --------------
                                                                                     SHARES
                                                                                  ------------
COMPANIES IN LIQUIDATION .1%
*City Investing Company Liquidating Trust...................    United States          100,000              128,125
*Petrie Stores Liquidating Trust, CBI.......................    United States        1,213,700            2,958,394
                                                                                                     --------------
TOTAL COMPANIES IN LIQUIDATION (COST $3,440,137)............                                              3,086,519
                                                                                                     --------------

MUTUAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 1999 (CONT.)

                                                                                   PRINCIPAL
                                                                   COUNTRY          AMOUNT**             VALUE
-------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCIES 9.0%
Fannie Mae, 5.46% to 5.92%, with maturities to 12/07/00.....    United States     $108,800,000       $  105,064,811
Federal Home Loan Bank, 1.28% to 5.82%, with maturities to
  4/12/01...................................................    United States      179,600,000          176,401,791
Federal Home Loan Mortgage Corp., 5.22% to 5.61%, with
  maturities to 8/03/00.....................................    United States       29,500,000           28,712,540
                                                                                                     --------------
TOTAL GOVERNMENT AGENCIES (COST $310,792,487)...............                                            310,179,142
                                                                                                     --------------
TOTAL INVESTMENTS (COST $2,621,772,021) 97.2%...............                                          3,336,958,307
SECURITIES SOLD SHORT (2.5%)................................                                            (85,190,060)
NET EQUITY IN FORWARD CONTRACTS .9%.........................                                             31,371,592
OTHER ASSETS, LESS LIABILITIES 4.4%.........................                                            149,628,962
                                                                                                     --------------
TOTAL NET ASSETS 100.0%.....................................                                         $3,432,768,801
                                                                                                     ==============
SECURITIES SOLD SHORT
                           ISSUER                                  COUNTRY           SHARES              VALUE
-------------------------------------------------------------------------------------------------------------------
*BP Amoco PLC, ADR..........................................    United Kingdom         331,400       $   19,656,163
*Clear Channel Communications Inc. .........................    United States          232,230           20,726,528
*Dow Chemical Co. ..........................................    United States          164,359           21,962,470
*DST Systems Inc. ..........................................    United States           98,685            7,530,899
*Motorola Inc. .............................................    United States          104,000           15,314,000
                                                                                                     --------------
TOTAL SECURITIES SOLD SHORT (PROCEEDS $69,893,890)..........                                         $   85,190,060
                                                                                                     ==============

CONTRACTS FOR DIFFERENCES                                                                       VALUE AT       UNREALIZED
                          ISSUER                                 COUNTRY          SHARES        12/31/99       GAIN/LOSS
-------------------------------------------------------------------------------------------------------------------------
*BP Amoco PLC, cfd., 5.18.................................    United Kingdom      237,800      $2,396,178      $ (405,948)
*BP Amoco PLC, cfd., 5.47.................................    United Kingdom       93,400         941,140        (115,095)
*BP Amoco PLC, cfd., 5.565................................    United Kingdom       60,000         604,587         (64,968)
*BP Amoco PLC, cfd., 5.65.................................    United Kingdom      178,800       1,801,668        (169,157)
*BP Amoco PLC, cfd., 5.71.................................    United Kingdom       37,400         376,859         (31,732)
*BP Amoco PLC, cfd., 6.23317..............................    United Kingdom      153,400       1,545,726            (446)
*BP Amoco PLC, cfd., 6.24797..............................    United Kingdom      115,900       1,167,860           2,435
                                                                                               ----------      ----------
TOTAL CONTRACT FOR DIFFERENCES............................                                     $8,834,018      $ (784,911)
                                                                                               ==========      ==========

CURRENCY ABBREVIATIONS:

CAD -- Canadian Dollar
EUR -- European Unit
GBP -- British Pound
JPY -- Japanese Yen

*Non-income producing.
**Securities denominated in U.S. dollars unless otherwise indicated.
(R)Restricted Securities (See note 6).
+Affiliated Issuers (See note 7).
                       See Notes to Financial Statements.
 22

MUTUAL DISCOVERY FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999

Assets:
 Investments in securities, at value:
  Unaffiliated issuers (cost $2,573,776,551)................    $3,258,969,091
  Controlled affiliates (cost $22,594,144)..................        26,868,491
  Non controlled affiliates (cost $25,401,326)..............        51,120,725    $3,336,958,307
                                                                --------------
 Cash.......................................................                          27,765,260
 Receivables:
  Investment securities sold................................                          62,061,235
  Capital shares sold.......................................                           3,629,967
  Dividends and interest....................................                           7,705,387
  From affiliates...........................................                             238,207
 Unrealized gain on forward exchange contracts (Note 8).....                          35,200,233
 Deposits with broker for securities sold short.............                          84,356,397
                                                                                  --------------
      Total assets..........................................                       3,557,914,993
                                                                                  --------------
Liabilities:
 Payables:
  Investment securities purchased...........................                          21,250,357
  Capital shares redeemed...................................                           7,263,249
  To affiliates.............................................                           4,218,298
 Securities sold short, at value (proceeds $69,893,890).....                          85,190,060
 Unrealized loss on forward exchange contracts (Note 8).....                           3,828,641
 Due to broker-variation margin.............................                           2,765,210
 Accrued expenses...........................................                             630,377
                                                                                  --------------
      Total liabilities.....................................                         125,146,192
                                                                                  --------------
Net assets, at value........................................                      $3,432,768,801
                                                                                  ==============
Net assets consist of:
 Undistributed net investment income........................                      $    8,835,164
 Net unrealized appreciation................................                         730,476,797
 Accumulated net realized gain..............................                         140,227,720
 Capital shares.............................................                       2,553,229,120
                                                                                  --------------
Net assets, at value........................................                      $3,432,768,801
                                                                                  ==============

MUTUAL DISCOVERY FUND
Financial Statements (continued)
STATEMENT OF ASSETS AND LIABILITIES (CONT.)

DECEMBER 31, 1999

CLASS Z:
 Net asset value and maximum offering price per share
  ($2,038,297,982 / 96,613,584 shares outstanding)..........                              $21.10
                                                                                  ==============
CLASS A:
 Net asset value per share ($844,461,968 / 40,212,933 shares
  outstanding)..............................................                              $21.00
                                                                                  ==============
 Maximum offering price per share ($21.00 / 94.25%).........                              $22.28
                                                                                  ==============
CLASS B:
 Net asset value and maximum offering price per share
  ($8,089,924 / 387,151 shares outstanding)*................                              $20.90
                                                                                  ==============
CLASS C:
 Net asset value per share ($541,918,927 / 25,862,187 shares
  outstanding)*.............................................                              $20.95
                                                                                  ==============
 Maximum offering price per share ($20.95 / 99.00%).........                              $21.16
                                                                                  ==============

*Redemption price per share is equal to net asset value less any applicable sales charge.
                       See Notes to Financial Statements.
 24

MUTUAL DISCOVERY FUND
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999

Investment Income:
 (net of foreign taxes of $4,900,036)
 Dividends..................................................    $ 53,799,257
 Interest...................................................      25,582,523
                                                                ------------
      Total investment income...............................                    $ 79,381,780
                                                                                ------------
Expenses:
 Management fees (Note 3)...................................      26,653,620
 Administrative fees (Note 3)...............................       2,583,510
 Distribution fees (Note 3)
  Class A...................................................       2,801,857
  Class B...................................................          37,899
  Class C...................................................       5,190,916
 Transfer agent fees (Note 3)...............................       5,301,555
 Custodian fees.............................................         440,727
 Reports to shareholders....................................         699,445
 Registration and filing fees...............................          73,394
 Professional fees..........................................         268,633
 Directors' fees and expenses...............................          92,236
 Dividends for securities sold short........................         696,046
 Other......................................................         118,418
                                                                ------------
      Total expenses........................................                      44,958,256
      Expenses waived/paid by affiliate (Note 3)............                      (1,855,908)
                                                                                ------------
         Net expenses.......................................                      43,102,348
                                                                                ------------
            Net investment income...........................                      36,279,432
                                                                                ------------
Realized and unrealized gains:
 Net realized gain from:
  Investments...............................................     147,004,196
  Foreign currency transactions.............................      95,431,346
  Short sale transactions...................................     (18,963,725)
                                                                ------------
      Net realized gain.....................................                     223,471,817
 Net unrealized appreciation on:
  Investments...............................................     469,631,682
  Translation of assets and liabilities denominated in
    foreign currencies......................................      49,598,855
                                                                ------------
      Net unrealized appreciation...........................                     519,230,537
                                                                                ------------
Net realized and unrealized gain............................                     742,702,354
                                                                                ------------
Net increase in net assets resulting from operations........                    $778,981,786
                                                                                ============

                       See Notes to Financial Statements.

MUTUAL DISCOVERY FUND
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                     1999                 1998
                                                                ------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................    $   36,279,432       $    83,978,267
  Net realized gain from investments and foreign currency
   transactions.............................................       223,471,817           164,704,672
  Net unrealized appreciation (depreciation) on investments
   and translation of assets and liabilities denominated in
   foreign currencies.......................................       519,230,537          (434,011,075)
                                                                ------------------------------------
    Net increase (decrease) in net assets resulting from
      operations............................................       778,981,786          (185,328,136)

 Distributions to shareholders from:
  Net investment income:
   Class Z..................................................       (40,349,277)          (74,719,859)
   Class A..................................................       (14,112,750)          (20,468,910)
   Class B..................................................          (101,868)                   --
   Class C..................................................        (5,682,447)           (9,767,282)
  Net realized gains:
   Class Z..................................................       (32,419,104)         (138,830,937)
   Class A..................................................       (13,580,342)          (40,521,871)
   Class B..................................................           (71,532)                   --
   Class C..................................................        (8,761,056)          (25,858,757)

 Capital share transactions (Note 2):
   Class Z..................................................      (874,179,314)       (1,059,140,516)
   Class A..................................................      (176,260,101)          279,367,028
   Class B..................................................         7,279,414                    --
   Class C..................................................      (125,727,380)          236,895,123
                                                                ------------------------------------
    Net decrease in net assets..............................      (504,983,971)       (1,038,374,117)

Net assets:
 Beginning of year..........................................     3,937,752,772         4,976,126,889
                                                                ------------------------------------
 End of year................................................    $3,432,768,801       $ 3,937,752,772
                                                                ====================================

Undistributed net investment income/(Distributions in excess of net investment income) included in net assets:
 End of year................................................    $    8,835,164       $   (45,045,911)
                                                                ====================================

                       See Notes to Financial Statements.
 26

MUTUAL DISCOVERY FUND
Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Discovery Fund (the Fund) is a separate, diversified series of Franklin Mutual Series Fund, Inc. (the Series Fund), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks long-term capital appreciation by investing in small capitalization companies. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

MUTUAL DISCOVERY FUND
Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

c. SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS
(CONT.)
Common expenses incurred by the Series Fund are allocated among the funds comprising the Series Fund based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

d. FORWARD EXCHANGE CONTRACTS:

The Fund may enter into forward exchange contracts to hedge against foreign exchange risks. These contracts are valued daily and the Fund's equity therein is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.

e. OPTION CONTRACTS:

Options purchased are recorded as investments; options written (sold) are recorded as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is realized as a gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss.

f. CONTRACTS FOR DIFFERENCES:

Short contracts for differences are contracts entered into between a broker and the Fund under which the parties agree to make payments to each other so as to replicate the economic consequences that would apply had a short sale of the underlying security taken place. Upon entering into short contracts for differences, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount ("initial margin"). Subsequent payments known as "variation margin", are made or received by the Fund periodically, depending on fluctuations in the value of the underlying security. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the contracts for difference and may realize a loss.

g. SECURITIES SOLD SHORT:

The Fund is engaged in selling securities short, which obligates the Fund to replace a security borrowed. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.

MUTUAL DISCOVERY FUND
Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

g. SECURITIES SOLD SHORT (CONT.)
The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit for the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short.

h. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. CAPITAL STOCK

The Fund offers four classes of shares: Class Z, Class A, Class B, and Class C shares. Effective January 1, 1999, Class I and Class II shares were renamed Class A and Class C, respectively, and a fourth class of shares, Class B was established. The shares differ by their initial sales load, distribution fees, voting rights on matters affecting a single class, and the exchange privilege of each class.

At December 31, 1999, there were 600 million shares authorized ($0.001 par value) of which 300 million, 100 million, 100 million, and 100 million were designated as Class Z, Class A, Class B, and Class C, respectively. Transactions in the Fund's shares were as follows:

                                                                             YEAR ENDED DECEMBER 31,
                                                      ---------------------------------------------------------------------
                                                                   1999                                   1998
                                                      ---------------------------------------------------------------------
                                                        SHARES           AMOUNT                SHARES           AMOUNT
                                                        --------------------------------------------------------------
CLASS Z SHARES:
Shares sold.........................................    9,449,194    $   177,669,171          25,432,957    $   499,887,354
Shares issued on reinvestment of distributions......    3,465,002         68,633,024          11,109,339        203,205,264
Shares redeemed.....................................  (61,919,974)    (1,120,481,509)        (96,260,843)    (1,762,233,134)
                                                      ---------------------------------------------------------------------
Net decrease........................................  (49,005,778)   $  (874,179,314)        (59,718,547)   $(1,059,140,516)
                                                      =====================================================================

MUTUAL DISCOVERY FUND
Notes to Financial Statements (continued)

2. CAPITAL STOCK (CONT.)

                                                                             YEAR ENDED DECEMBER 31,
                                                      ---------------------------------------------------------------------
                                                                   1999                                   1998
                                                      ---------------------------------------------------------------------
                                                        SHARES           AMOUNT                SHARES           AMOUNT
                                                      ---------------------------------------------------------------------
CLASS A SHARES:
Shares sold.........................................   39,162,598    $   734,172,539          34,825,153    $   677,130,211
Shares issued on reinvestment of distributions......    1,296,636         25,547,006           3,160,927         56,769,299
Shares redeemed.....................................  (50,263,265)      (935,979,646)        (24,829,893)      (454,532,482)
                                                      ---------------------------------------------------------------------
Net increase (decrease).............................   (9,804,031)   $  (176,260,101)         13,156,187    $   279,367,028
                                                      =====================================================================

                                                                YEAR ENDED
                                                            DECEMBER 31, 1999+
                                                      ------------------------------
                                                      ------------------------------
                                                        SHARES           AMOUNT
                                                        -----------------------
CLASS B SHARES:
Shares sold.........................................      412,998    $     7,760,525
Shares issued on reinvestment of distributions......        8,140            160,581
Shares redeemed.....................................      (33,987)          (641,692)
                                                      ------------------------------
Net increase........................................      387,151    $     7,279,414
                                                      ==============================

                                                                             YEAR ENDED DECEMBER 31,
                                                      ---------------------------------------------------------------------
                                                                   1999                                   1998
                                                      ---------------------------------------------------------------------
                                                        SHARES           AMOUNT                SHARES           AMOUNT
                                                        --------------------------------------------------------------
CLASS C SHARES:
Shares sold.........................................    3,695,408    $    68,911,957          16,896,047    $   334,831,778
Shares issued on reinvestment of distributions......      675,339         13,232,587           1,822,933         32,679,296
Shares redeemed.....................................  (11,372,965)      (207,871,924)         (7,286,338)      (130,615,951)
                                                      ---------------------------------------------------------------------
Net increase (decrease).............................   (7,002,218)   $  (125,727,380)         11,432,642    $   236,895,123
                                                      =====================================================================

+Effective date of Class B shares was January 1, 1999.

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Fund are also officers and/or directors of Franklin Mutual Advisers, Inc. (Franklin Mutual) and Franklin Templeton Services, Inc. (FT Services), the Fund's investment manager and administrative manager, respectively. Franklin/Templeton Investor Services, Inc. (Investor Services) and Franklin/Templeton Distributors, Inc. (Distributors), are the Fund's transfer agent and principal underwriter, respectively.

The Fund pays an investment management fee to Franklin Mutual of .80% per year of the average daily net assets of the Fund. Franklin Mutual agreed, through June 30, 2000, to limit the expense ratio of the Fund to be no higher than expected for the Fund's 1996 fiscal year, except that increases in expenses will be permitted if the Series Fund's Board of Directors determines that such expenses would have been higher had the merger between Franklin Mutual and the Fund's former investment adviser not taken place. This expense limitation does not include items such as

MUTUAL DISCOVERY FUND
Notes to Financial Statements (continued)

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONT.)
litigation expenses, interest, taxes, insurance, brokerage commissions, and expenses of an extraordinary nature. The expense reduction is set forth in the Statement of Operations.

The Fund pays its allocated share of an administrative fee to FT Services based on the Series Fund's aggregated average daily net assets as follows:

ANNUALIZED
 FEE RATE                  AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.15%         First $200 million
0.135%        Over $200 million, up to and including $700 million
0.10%         Over $700 million, up to and including $1.2 billion
0.075%        Over $1.2 billion

The Fund reimburses Distributors for costs incurred in marketing the Fund's shares up to .35%, 1.00% and 1.00% per year of the average daily net assets of Class A, Class B, and Class C shares, respectively. Distributors received net commissions from sales of Fund shares and received contingent deferred sales charges for the period of $215,102 and $614,861 respectively.

4. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

At December 31, 1999, the unrealized appreciation based on the cost of investments for income tax purposes of $2,632,408,898 was as follows:

Unrealized appreciation.....................................  $ 832,794,445
Unrealized depreciation.....................................   (128,245,036)
                                                              -------------
Net unrealized appreciation.................................  $ 704,549,409
                                                              =============

Net investment income and net realized capital gains differ for financial statement and tax purposes primarily due to differing treatments of passive foreign investment companies, wash sales and foreign currency transactions.

MUTUAL DISCOVERY FUND
Notes to Financial Statements (continued)

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended December 31, 1999 aggregated $2,681,147,413 and $3,762,137,280, respectively.

Transactions in options written during the year ended December 31, 1999 were as follows:

                                                                  NUMBER
                                                               OF CONTRACTS     PREMIUM
                                                               -------------------------
Options Outstanding at December 31, 1998....................        189        $  46,106
Options written.............................................        711          295,508
Options expired.............................................       (392)        (128,593)
Options terminated in closing transactions..................       (508)        (213,021)
Options exercised...........................................          0                0
                                                               -------------------------
Options outstanding December 31, 1999.......................          0        $       0
                                                               =========================

6. RESTRICTED SECURITIES

The Fund may purchase securities through a private offering that generally cannot be sold to the public without prior registration under the Securities Act of 1933. The costs of registering such securities are paid by the issuer. Restricted securities held at December 31, 1999 are as follows:

NUMBER OF SHARES OR                                                                    ACQUISITION
 PRINCIPAL AMOUNT                                ISSUER                                   DATE            VALUE
------------------------------------------------------------------------------------------------------------------
     1,670,390        Cape Ann Investors, LLC.....................................       9/09/97       $    29,733
           500        Distribution Systems SpA....................................       9/27/96            20,669
     8,758,216        Hancock LLC.................................................       3/06/97         8,758,216
        69,056        MWCR Elettronica SRL........................................       9/27/96            69,056
    13,505,313        MWCR LLC....................................................       9/27/96        17,999,881
       357,000        Security Capital European Realty............................       4/08/98         5,143,478
           500        Sweda Industrie Elettroniche SpA............................       9/27/96            20,669
                                                                                                       -----------
TOTAL RESTRICTED SECURITIES (COST $31,404,533) (.93% OF NET ASSETS)...............                     $32,041,702
                                                                                                       ===========

MUTUAL DISCOVERY FUND
Notes to Financial Statements (continued)

7. INVESTMENT IN AFFILIATES

The Investment Company Act of 1940 defines "affiliated persons" to include any persons, such as the Fund, that owns 5% or more of the outstanding voting securities of another person. Investments in "affiliated persons" at December 31, 1999, were $78,018,949. For the year ended December 31, 1999, dividend income from "affiliated persons" was $1,408,264 and net realized losses from disposition of "affiliated persons" were $79,803,649.

                           NUMBER OF                                 NUMBER OF                                         REALIZED
                          SHARES HELD      GROSS        GROSS       SHARES HELD        VALUE       DIVIDEND INCOME     CAPITAL
    NAME OF ISSUER       DEC. 31, 1998   ADDITIONS   REDUCTIONS    DEC. 31, 1999   DEC. 31, 1999   1/1/99-12/31/99   GAIN/(LOSS)
---------------------------------------------------------------------------------------------------------------------------------
CONTROLLED AFFILIATES*
Cape Ann Investors
 LLC...................    1,670,389           --            --      1,670,389      $    29,733              --                --
Distribution Systems
 SpA...................          500           --            --            500           20,669              --                --
Hancock LLC............    8,426,332      352,694       (20,810)     8,758,216        8,758,216              --                --
MB-Motori LLC..........      557,863           --      (557,863)            --               **              --      $    212,610
MSCW Investors II,
 LLC...................   10,438,000           --    (10,438,000)           --               **              --         2,094,877
MWCR Elettronica SRL...       69,056           --            --         69,056           69,056              --                --
MWCR LLC...............   13,505,313           --            --     13,505,313       17,999,881              --                --
Sweda Industrie
 Elettroniche SpA......          500           --            --            500           20,669              --                --
                                                                                   ----------------------------------------------
TOTAL CONTROLLED
 AFFILIATES                                                                         $26,898,224              --      $  2,307,487
                                                                                   ==============================================
NON CONTROLLED
 AFFILIATES
Alma Media OYJ, Series
 2.....................      746,700           --      (746,700)            --               **      $  160,424      $  8,090,607
Corporate Services
 Group PLC, A..........   17,697,482           --    (17,697,482)           --               **              --        (9,327,430)
DT Industries Inc. ....    1,343,530           --    (1,343,530)            --               **          41,455       (26,868,700)
First Union Real Estate
 Equity & Mtg.
 Investments, SBI......    2,600,732           --    (2,600,732)            --               **              --        (8,513,922)
Invik & Co. AB, B......      250,724      179,753            --        430,477      $51,120,725              --                --
Laser Mortgage
 Management Inc. ......    1,141,933           --    (1,141,933)            --               **              --        (8,777,145)
LNR Property Corp. ....      954,100      638,100    (1,592,200)            --               **           9,213        (2,416,314)
LNR Property Corp.,
 B.....................      638,100           --      (638,100)            --               **           7,179                --
North Central
 Bancshares Inc. ......      178,000           --      (178,000)            --               **              --         1,037,386
Tecnost Mael SpA.......    3,821,000     1,676,780   (5,497,780)            --               **              --         6,070,505
TT Group PLC...........   10,726,480     2,950,000   (13,676,480)           --               **       1,189,993       (19,240,611)
Veritas DGC Inc. ......    2,108,700           --    (2,108,700)            --               **              --       (22,165,512)
                                                                                   ----------------------------------------------
TOTAL NON CONTROLLED
 AFFILIATES                                                                         $51,120,725      $1,408,264      $(82,111,136)
                                                                                   ==============================================

*Issuer in which the Fund owns 25% or more of the outstanding voting securities. **As of December 31, 1999, no longer an affiliate.

8. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

The Fund has been a party to financial instruments with off-balance-sheet risk, primarily forward exchange contracts in order to minimize the impact on the Fund from adverse changes in the relationship between the functional

MUTUAL DISCOVERY FUND
Notes to Financial Statements (continued)

8. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK (CONT.)
currency and the foreign currencies and interest rates. These instruments involve market risk in excess of the amount recognized on the Statement of Assets and Liabilities. Some of these risks have been minimized by offsetting contracts. Risks arise from the possible inability of counterparties to meet the terms of their contracts, future movement in currency values and interest rates and contract positions that are not exact offsets. The contract amount indicates the extent of the Fund's involvement in such contracts.

A forward exchange contract is an agreement between two parties to exchange different currencies at a specific rate at an agreed future date. At December 31, 1999, the Fund has outstanding forward exchange contracts for the sale of currencies as set out below. The contracts are reported in the financial statements at the Fund's net equity, as measured by the difference between the forward exchange rates at the reporting date and the forward exchange rates at the day of entry into the contract.

As of December 31, 1999, the Fund had the following forward exchange contracts outstanding:

                                                                                  IN            SETTLEMENT      UNREALIZED
                                                                             EXCHANGE FOR          DATE         GAIN/(LOSS
CONTRACTS TO BUY:                                                         ---------------------------------------------------
------------------
       3,300,000     New Zealand Dollars..............................    U.S.$    1,719,300     1/18/00      U.S.$     5,562
      26,800,000     Norwegian Krone..................................             3,334,784     3/10/00               11,347
   1,734,918,679     Japanese Yen.....................................            17,197,150     3/24/00               14,516
                                                                                ------------                        ---------
                                                                          U.S.$   22,251,234                           31,425
                                                                                ------------                        ---------
CONTRACTS TO SELL:
------------
      98,296,628     European Unit....................................    U.S.$  103,791,536     1/19/00            4,682,112
     518,790,349     Swedish Krona....................................            64,286,289     1/19/00            3,207,734
      68,506,677     British Pounds...................................           111,593,735     1/20/00              868,715
     672,039,800     Swedish Krona....................................            81,597,802     2/17/00            2,319,499
      90,450,000     European Unit....................................            96,088,450     2/29/00            4,613,935
     110,824,618     Swiss Francs.....................................            71,629,499     3/10/00            1,466,464
      89,060,782     European Unit....................................            95,237,054     3/10/00            5,103,077
      65,353,267     Norwegian Krone..................................             8,414,764     3/10/00              255,041
      15,572,040     Singapore Dollars................................             9,400,000     3/14/00                2,912
     542,254,562     Swedish Krona....................................            64,982,376     3/17/00              888,004
      25,985,995     British Pounds...................................            42,691,254     3/24/00              693,278
     720,998,131     Japanese Yen.....................................             7,218,278     3/24/00               65,448
     169,804,820     European Unit....................................           181,127,447     4/12/00            8,872,938
      10,412,525     British Pounds...................................            16,911,763     4/17/00               84,691
     106,359,629     European Unit....................................           109,624,328     5/30/00            1,364,817
     375,000,000     Swedish Krona....................................            44,610,992     6/15/00               35,816
      38,646,993     European Unit....................................            39,765,690     6/19/00              372,752
                                                                                ------------                        ---------
                                                                          U.S.$1,148,971,257                       34,897,233
                                                                                ------------                        ---------
        Net unrealized gain on offsetting forward exchange
          contracts...................................................                                                271,575
                                                                                                                    ---------
          Unrealized gain on forward exchange contracts...............                                             35,200,233
                                                                                                                    ---------

MUTUAL DISCOVERY FUND
Notes to Financial Statements (continued)

8. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK (CONT.)

                                                                                  IN            SETTLEMENT      UNREALIZED
CONTRACTS TO BUY:                                                            EXCHANGE FOR          DATE         GAIN/(LOSS)
------------------                                                           ----------------------------------------------
      16,217,765     Norwegian Krone..................................    U.S.$    2,077,780     3/10/00      U.S.$   (52,900)
       8,951,555     British Pounds...................................            14,473,627     3/24/00               (6,327)
     790,838,054     Japanese Yen.....................................             7,870,594     3/24/00              (24,900)
       3,237,499     British Pounds...................................             5,237,626     4/17/00               (5,693)
                                                                                ------------                        ---------
                                                                          U.S.$   29,659,627                          (89,820)
                                                                                ------------                        ---------
CONTRACTS TO SELL:
------------
      85,250,000     British Pounds...................................    U.S.$  137,423,000     1/18/00             (362,349)
      29,315,884     New Zealand Dollars..............................            15,254,813     1/18/00              (68,177)
       4,408,502     British Pounds...................................             6,933,200     1/20/00             (192,112)
      91,578,962     Canadian Dollars.................................            62,316,480     1/31/00           (1,068,079)
       5,702,207     British Pounds...................................             9,151,735     2/17/00              (64,637)
      45,557,510     Singapore Dollars................................            27,374,968     3/14/00             (117,122)
  10,291,468,024     Japanese Yen.....................................           100,709,566     3/24/00           (1,389,344)
      35,072,065     Swedish Krona....................................             4,150,000     6/15/00              (18,916)
      86,477,412     European Unit....................................            87,956,831     6/19/00             (189,724)
                                                                                ------------                        ---------
                                                                          U.S.$  451,270,593                       (3,470,460)
                                                                                ------------                        ---------
CONTRACTS TO BUY:
------------
      12,583,989     European Unit....................................      SEK  109,000,000     1/19/00             (144,813)
                                                                                ------------                        ---------
        Net unrealized loss on offsetting forward exchange                                                           (123,548)
          contracts...................................................
                                                                                                                    ---------
          Unrealized loss on forward exchange contracts...............                                             (3,828,641)
                                                                                                                    ---------
            Net unrealized gain on forward exchange contracts.........                                        U.S.$31,371,592
                                                                                                                    ---------

9. CREDIT FACILITY

Certain Franklin Templeton Funds, including Mutual Discovery Fund, are participants in a $750 million senior unsecured credit agreement for temporary borrowing purposes. The termination date of the agreement is March 1, 2000. Interest is calculated on the Fund's borrowings at market rates. At December 31, 1999, the Fund had not utilized this credit facility.

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS
To the Board of Directors of Franklin Mutual Series Fund Inc. and
Shareholders of Mutual Discovery Fund

We have audited the accompanying statement of assets and liabilities of Mutual Discovery Fund, a portfolio of Franklin Mutual Series Fund Inc. ("Fund"), including the statement of investments, as of December 31, 1999, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and brokers, or other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Mutual Discovery Fund, a portfolio of Franklin Mutual Series Fund Inc., at December 31, 1999, the results of its operations for the year then ended, and the changes in net assets and its financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                           [ERNST & YOUNG LLP SIGNATURE]

Boston, Massachusetts
January 28, 2000

FRANKLIN MUTUAL SERIES FUND, INC.
MUTUAL DISCOVERY FUND
Tax Designation

Under Section 852(b)(3)(C) of the Internal Revenue Code, the Fund hereby designates $180,278,551 as a capital gain dividend for the fiscal year ended December 31, 1999.

Under Section 854(b)(2) of the Internal Revenue Code, the Fund hereby designates 19.14% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended December 31, 1999.

At December 31, 1999, more than 50% of the Mutual Discovery Fund's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the fund on these investments. The Fund intends to make an election under Section 853 of the Internal Revenue Code. This election will allow shareholders to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them.

The following table provides a breakdown by country of foreign source income and foreign taxes paid, as designated by the Fund, to Class Z, Class A, Class B and Class C shareholders in December 1999.

                                    CLASS Z                             CLASS A                             CLASS B
                       ---------------------------------------------------------------------------------------------------------
                        FOREIGN TAX      FOREIGN SOURCE     FOREIGN TAX      FOREIGN SOURCE     FOREIGN TAX      FOREIGN SOURCE
       COUNTRY         PAID PER SHARE   INCOME PER SHARE   PAID PER SHARE   INCOME PER SHARE   PAID PER SHARE   INCOME PER SHARE
--------------------------------------------------------------------------------------------------------------------------------
Argentina............     $ 0.0000          $0.0001           $ 0.0000          $0.0001           $ 0.0000          $0.0001
Austria..............       0.0001           0.0006             0.0001           0.0006             0.0001           0.0006
Bermuda..............       0.0000           0.0005             0.0000           0.0004             0.0000           0.0004
Brazil...............      (0.0001)          0.0042            (0.0001)          0.0038            (0.0001)          0.0036
Canada...............       0.0012           0.0076             0.0012           0.0069             0.0012           0.0066
Denmark..............       0.0002           0.0012             0.0002           0.0011             0.0002           0.0011
Finland..............       0.0006           0.0033             0.0006           0.0030             0.0006           0.0029
France...............       0.0063           0.0476             0.0063           0.0433             0.0063           0.0412
Germany..............       0.0002           0.0017             0.0002           0.0015             0.0002           0.0015
Italy................       0.0027           0.0447             0.0027           0.0406             0.0027           0.0387
Japan................       0.0005           0.0027             0.0005           0.0024             0.0005           0.0023
Netherlands..........       0.0011           0.0050             0.0011           0.0045             0.0011           0.0043
Norway...............       0.0011           0.0054             0.0011           0.0049             0.0011           0.0047
Panama...............       0.0000           0.0002             0.0000           0.0002             0.0000           0.0002
Portugal.............       0.0000           0.0001             0.0000           0.0001             0.0000           0.0001
Spain................       0.0003           0.0014             0.0003           0.0013             0.0003           0.0012
Sweden...............       0.0058           0.0441             0.0058           0.0401             0.0058           0.0382
Switzerland..........       0.0006           0.0068             0.0006           0.0062             0.0006           0.0059
United Kingdom.......       0.0086           0.0651             0.0086           0.0592             0.0086           0.0564
                       ---------------------------------------------------------------------------------------------------------
TOTAL................     $ 0.0292          $0.2423           $ 0.0292          $0.2202           $ 0.0292          $0.2100
                       ---------------------------------------------------------------------------------------------------------
                       ---------------------------------------------------------------------------------------------------------

                                    CLASS C
                       ---------------------------------
                        FOREIGN TAX      FOREIGN SOURCE
       COUNTRY         PAID PER SHARE   INCOME PER SHARE
---------------------  ---------------------------------
Argentina............     $ 0.0000          $0.0001
Austria..............       0.0001           0.0005
Bermuda..............       0.0000           0.0004
Brazil...............      (0.0001)          0.0031
Canada...............       0.0012           0.0056
Denmark..............       0.0002           0.0009
Finland..............       0.0006           0.0024
France...............       0.0063           0.0352
Germany..............       0.0002           0.0013
Italy................       0.0027           0.0330
Japan................       0.0005           0.0020
Netherlands..........       0.0011           0.0037
Norway...............       0.0011           0.0040
Panama...............       0.0000           0.0002
Portugal.............       0.0000           0.0001
Spain................       0.0003           0.0010
Sweden...............       0.0058           0.0326
Switzerland..........       0.0006           0.0050
United Kingdom.......       0.0086           0.0481
                       ---------------------------------
TOTAL................     $ 0.0292          $0.1792
                       ---------------------------------
                       ---------------------------------

In January 2000, shareholders will receive Form 1099-DIV which will include their share of taxes withheld and foreign source income distributed during the calendar year 1999. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

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